INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Disclosure of inventories

	At December 31,
	2020	2019
	(€ thousand)
Raw materials	96,900	85,155
Semi-finished goods	94,619	91,119
Finished goods	269,098	243,777
Total inventories	460,617	420,051

Disclosure of slow moving and obsolete inventory	Changes in the provision for slow moving and obsolete inventories were as follows:

	2020	2019
	(€ thousand)
At January 1,	83,673	73,426
Provision	21,155	14,512
Use and other changes	(8,121)	(4,265)
At December 31,	96,707	83,673